Document And Entity Information - Mar. 31, 2015 - shares	Total
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Document Fiscal Period Focus	FY
Entity Registrant Name	REDIFF COM INDIA LTD
Entity Central Index Key	0001103783
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2015
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	REDF
Entity Common Stock, Shares Outstanding	13,795,178